Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes [Abstract]
Income taxes - Income tax expense [Text Block]

Philips Group

Income tax expense

in millions of EUR

	2018	2019	2020
Income before taxes of continuing operations1)	1,505	1,528	1,499
Current tax (expense) benefit	(314)	(324)	(475)
Deferred tax (expense) benefit	121	(13)	190
Income tax expense of continuing operations	(193)	(337)	(284)
1)Income before tax excludes the result of investments in associates.

Income taxes - Current income tax expense [Text Block]	Philips Group Current income tax expense in millions of EUR
	2018	2019	2020
Current year tax (expense) benefit	(318)	(322)	(485)
Prior year tax (expense) benefit	4	(2)	10
Current tax (expense)	(314)	(324)	(475)

Income taxes - Deferred income tax expense [Text Block]

Philips Group

Deferred income tax expense

In millions of EUR

	2018	2019	2020
Changes to recognition of tax loss and credit carry forwards	(2)	59	-
Changes to recognition of temporary differences	4	(32)	19
Prior year tax (expense) benefit	15	(7)	(8)
Tax rate changes	(26)	2	13
Origination and reversal of temporary differences, tax losses and tax credits	130	(35)	166
Deferred tax (expense) benefit	121	(13)	190

Income taxes - Effective income tax rate [Text Block]

Philips Group

Effective income tax rate

in %

	2018	2019	2020
Weighted average statutory income tax rate in %	24.9	25.2	25.0
Recognition of previously unrecognized tax loss and credit carryforwards	(0.4)	(3.9)	(0.4)
Unrecognized tax loss and credit carryforwards	0.5	0.1	0.4
Changes to recognition of temporary differences	(0.3)	2.1	(1.3)
Non-taxable income and tax incentives	(11.9)	(9.5)	(10.8)
Non-deductible expenses	3.7	5.3	5.8
Withholding and other taxes	4.5	3.7	0.5
Tax rate changes	1.8	(0.1)	(0.9)
Prior year tax	(1.3)	0.6	(0.1)
Tax expense (benefit) due to change in uncertain tax treatments	(8.6)	(1.6)	0.9
Others, net	(0.1)	0.2	(0.1)
Effective income tax rate	12.8	22.1	19.0

Income taxes - Deferred tax assets and liabilities [Text Block]

Philips Group

Deferred tax assets and liabilities

in millions of EUR

	Balance as of January 1, 2020	recognized in income statement	other1)	Balance as of December 31, 2020	Assets	Liabilities
Intangible assets	132	147	(39)	240	379	(140)
Property, plant and equipment	58	(22)	(4)	32	65	(32)
Inventories	252	77	(16)	313	317	(4)
Other assets	56	37	4	97	135	(38)
Pensions and other employee benefits	269	4	(27)	245	251	(6)
Other liabilities	334	81	(30)	384	436	(52)
Deferred tax assets on tax loss carryforwards	620	(133)	(38)	449	449
Set-off deferred tax positions					(212)	212
Net deferred tax assets	1,721	190	(151)	1,761	1,820	(59)
1)Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions and divestments.

Philips Group

Deferred tax assets and liabilities

in millions of EUR

	Balance as of January 1, 2019	recognized in income statement	other1)	Balance as of December 31, 2019	Assets	Liabilities
Intangible assets	(162)	317	(23)	132	280	(148)
Property, plant and equipment	12	38	8	58	67	(9)
Inventories	257	(6)	1	252	259	(7)
Other assets	50	(15)	21	56	90	(33)
Pensions and other employee benefits	267	4	(1)	269	270	(1)
Other liabilities	428	(119)	25	334	436	(102)
Deferred tax assets on tax loss carryforwards	824	(231)	27	620	620
Set-off deferred tax positions					(156)	156
Net deferred tax assets	1,676	(13)	59	1,721	1,865	(143)
1)Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions and divestments.

Income taxes - Expiry years of net operating loss and credit carryforwards [Text Block]

Philips Group

Expiry years of net operating loss and credit carryforwards

in millions of EUR

	Total Balance as of December 31, 2019	Unrecognized balance as of December 31, 2019	Total Balance as of December 31, 2020	Unrecognized balance as of December 31, 2020
Within 1 year	3	-	5	1
1 to 2 years	6	3	1,546	1,541
2 to 3 years	1,680	1,679	13	3
3 to 4 years	14	7	235	-
4 to 5 years	519	3	23	-
Later	1,173	12	1,026	24
Unlimited	1,746	1,123	1,428	951
Total	5,141	2,826	4,276	2,520